Selling, Administrative and General Expenses	12 Months Ended
Dec. 31, 2023
Selling Administrative And General Expenses
Selling, Administrative and General Expenses

Note 13 - Selling, Administrative and General Expenses

	For the Year Ended on December 31,
	2023	2022
	New Israeli Shekels
Management fees (see also Note 15(1))	210,000	420,000
Communication	-	1,746
Professional services	200,636	176,615
Maintenance and electricity	-	808
Office expenses	15,729	-
Other expenses	3,747	-
Taxes and fees	-	2,715
Travel and parking	-	342
Depreciation expenses	1,976	1,641
	432,088	603,867